OIL & NATURAL GAS PROPERTIES (Details 2)	3 Months Ended
Mar. 31, 2023
Revenue Interest	1.00000
Working Interest	1.00000
University Lands - Mineral Owner
Revenue Interest	0.20000
ORRI - Magdalena Royalties, LLC, an entity controlled by Gregory McCabe
Revenue Interest	0.04500
ORRI - Unrelated Party
Revenue Interest	0.00500
Hudspeth Oil Corporation, a subsidiary of Next Bridge Hydrocarbons, Inc.
Revenue Interest	0.49875
Working Interest	0.66500
Wolfbone Investments, LLC, an entity controlled by Gregory McCabe
Revenue Interest	0.18750
Working Interest	0.25000
Conversion by Note Holders in March, 2020
Revenue Interest	0.04500
Working Interest	0.06000
Unrelated Party
Revenue Interest	0.01875
Working Interest	0.02500